Summary Of Significant Accounting Policies (Summary Of Asset Retirement Obligations) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Balance, beginning of year	$ 3,863,933	$ 3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433
Balance, end of year	$ 4,251,295	$ 3,863,933